Note 3 - Term Loan and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 536
2018	566
2019	597
2020	629
2021	664
Thereafter	9,008
Total	$ 12,000